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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2001

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                August 8, 2006
                                      ------------------------------------------
                                              (Place and Date of Signing)

Deephaven Capital Management LLC. submits this file to correct the public record for the period ending June 30, 2001. This restatement of the filing posted August 7, 2006 is to correct discrepancies between Shares/Prn AMt and Voting Authority quantity for FINANCIAL FEDERAL CORP and THOMAS & BETTS CORP.

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ______0_______

Form 13F Information Table Entry Total:  ______2_______

Form 13F Information Table Value Total: $____9,931________
                                         (thousands)





List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL FEDERAL CORP          CV 4.5% MN SUB NT 317492ACO     8976       8502000      PRN      SOLE  N/A  0         0   8502000
THOMAS & BETTS CORP             COM               884315102     955        43000        SH       SOLE  N/A  43300     0   0
